Equity - Additional information (Details) $ / shares in Units, R$ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Jul. 01, 2023 USD ($) shares	Jan. 10, 2022 USD ($) shares	Sep. 25, 2023 BRL (R$)	Sep. 22, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$) unit shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 05, 2023 BRL (R$) shares
Disclosure of classes of share capital [line items]
Authorized share capital | $								$ 35
Number of shares authorised					3,500,000,000			3,500,000,000
Par value per share | $ / shares								$ 0.00001
Authorized shares but unissued					500,000,000			500,000,000
Issued capital					R$ 26	R$ 24		$ 26
Number of shares outstanding					549,493,174	560,518,755	559,548,724	549,493,174
Number of votes per share | unit					10
Issue of equity | R$					R$ 2,097,326	R$ 70,031	R$ 112,642
Number of shares reserved for issue under options and contracts for sale of shares					16,189,406	16,211,666		16,189,406
Number of shares held in treasury					1,056,308	19,203,135		1,056,308
Treasury shares | R$					R$ 117,117	R$ 1,986,762
Dividend declared					R$ 3,542,298			$ 720,000
Dividend paid | R$			R$ 1,577,622	R$ 1,964,676
Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued					2,000,000,000			2,000,000,000
Issuance of shares					1,523,743
Issue of equity | R$					R$ 317,378
Number of shares issued during the period	18,717,771,000	445,328
Value of shares issued during the period | $	$ 2,097,326	$ 70,030
Number of shares repurchased and held in treasury					13,120,268,000
Shares repurchased and held in treasury | R$					R$ 915,859
Number of shares cancellation approved									31,267,095,000
Shares cancellation approved | R$									R$ 2,785,504
Class B Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued					1,000,000,000			1,000,000,000
Number of shares outstanding					112,717,094	112,717,094	135,394,989	112,717,094
RSUs
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares					14,600,588,000	13,684,424		14,600,588,000
Maximum Percentage Of Shares					5.00%
PSUs
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares					1,588,818	2,527,242		1,588,818